Offerings	May 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Allegiant Travel Company Common Stock, par value $.001 per share ("Common Stock"), issuable upon vesting of the assumed options granted under the SCA Acquisitions Holdings, LLC Amended and Restated Incentive Equity Plan, dated as of July 1, 2019.
Amount Registered | shares	324,059
Proposed Maximum Offering Price per Unit | $ / shares	80.84
Maximum Aggregate Offering Price	$ 26,196,929.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,617.8
Offering Note

(1)
Represents Common Stock subject to issuance in connection with the Agreement and Plan of Merger, dated as of January 11, 2026, by and among Allegiant Travel Company, Mirage Merger Sub, Inc., Sawdust Merger Sub, LLC, and Sun Country Airlines Holdings, Inc.

(2)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

(3)	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act.

(4)
Determined on the basis of the average of the high and low sale price of Common Stock as reported on the Nasdaq Stock Market on May 11, 2026 of $82.36 and $79.31, respectively, solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable directly, or in respect of restricted stock units granted or to be granted under the Sun Country Airlines Holdings, Inc. 2021 Omnibus Incentive Plan.
Amount Registered | shares	550,243
Proposed Maximum Offering Price per Unit | $ / shares	80.84
Maximum Aggregate Offering Price	$ 44,481,644.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,142.92
Offering Note

(1)
Represents Common Stock subject to issuance in connection with the Agreement and Plan of Merger, dated as of January 11, 2026, by and among Allegiant Travel Company, Mirage Merger Sub, Inc., Sawdust Merger Sub, LLC, and Sun Country Airlines Holdings, Inc.

(2)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

(3)	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act.

(4)
Determined on the basis of the average of the high and low sale price of Common Stock as reported on the Nasdaq Stock Market on May 11, 2026 of $82.36 and $79.31, respectively, solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act.